NOTE RECEIVABLES	12 Months Ended
Dec. 31, 2020
NOTE RECEIVABLES
NOTE 7 - NOTE RECEIVABLES

As of December 31, 2020, Note receivables consist of the following:

	December 31, 2020	December 31, 2019
Note receivables	3,097,981	-

Note receivable is related to the short-term loan of RMB 30 million to a third party with annual interest of 5%, which will be matured on November 4, 2021. As at December 31, 2020, the accrued interest for the loan is $33,646.